Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Movements of Intellectual Property Right

The intangible assets, net are related to acquired intellectual property rights were as follows:

	2018	2017
	(euros in thousands)
Balance as at January 1
Historical cost	860	860
Accumulated amortization	(548)	(486)

Book value	312	374
Additions	2,225	—
Amortization for the year	(92)	(62)

Book value as at December 31	2,445	312
Balance as at December 31
Historical cost	3,085	860
Accumulated amortization	(640)	(548)

Book value	2,445	312